Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Category (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [line items]
ACL, beginning of year	$ 1,996	$ 2,114
ACL, end of year	1,870	1,996	$ 2,114
Allowance for credit losses related to loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	1,833	1,925
ACL, end of year		1,833	1,925
Allowance for credit losses related to other credit instruments [member]
Disclosure of financial assets [line items]
ACL, beginning of year	163	189
ACL, end of year		163	189
Related to specific allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	420	432	392
Amounts written off		(954)	(1,003)
Recoveries of amounts written off in previous years		265	343
Charge to income statement		822	771
Foreign exchange and other movements		(145)	(71)
ACL, end of year		420	432
Related to collective allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	1,576	1,682	1,660
Charge to income statement		(76)
Foreign exchange and other movements		(30)	22
ACL, end of year		1,576	1,682
Residential mortgages [member]
Disclosure of financial assets [line items]
ACL, beginning of year	118	130
ACL, end of year		118	130
Residential mortgages [member] | Allowance for credit losses related to loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	93	104
ACL, end of year		93	104
Residential mortgages [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of financial assets [line items]
ACL, beginning of year	25	26
ACL, end of year		25	26
Residential mortgages [member] | Related to specific allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	49	59	69
Amounts written off		(27)	(38)
Recoveries of amounts written off in previous years		16	16
Charge to income statement		11	24
Foreign exchange and other movements		(10)	(12)
ACL, end of year		49	59
Residential mortgages [member] | Related to collective allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	69	71	111
Charge to income statement		(1)	(42)
Foreign exchange and other movements		(1)	2
ACL, end of year		69	71
Credit card, consumer installment and other personal loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	723	719
ACL, end of year		723	719
Credit card, consumer installment and other personal loans [member] | Allowance for credit losses related to loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	722	719
ACL, end of year		722	719
Credit card, consumer installment and other personal loans [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of financial assets [line items]
ACL, beginning of year	1
ACL, end of year		1
Credit card, consumer installment and other personal loans [member] | Related to specific allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	137	123	113
Amounts written off		(631)	(616)
Recoveries of amounts written off in previous years		199	173
Charge to income statement		464	478
Foreign exchange and other movements		(18)	(25)
ACL, end of year		137	123
Credit card, consumer installment and other personal loans [member] | Related to collective allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	586	596	714
Charge to income statement		(6)	(120)
Foreign exchange and other movements		(4)	2
ACL, end of year		586	596
Business and government loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	1,155	1,265
ACL, end of year		1,155	1,265
Business and government loans [member] | Allowance for credit losses related to loans [member]
Disclosure of financial assets [line items]
ACL, beginning of year	1,018	1,102
ACL, end of year		1,018	1,102
Business and government loans [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of financial assets [line items]
ACL, beginning of year	137	163
ACL, end of year		137	163
Business and government loans [member] | Related to specific allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	234	250	210
Amounts written off		(296)	(349)
Recoveries of amounts written off in previous years		50	154
Charge to income statement		347	269
Foreign exchange and other movements		(117)	(34)
ACL, end of year		234	250
Business and government loans [member] | Related to collective allowances [member]
Disclosure of financial assets [line items]
ACL, beginning of year	$ 921	1,015	835
Charge to income statement		(69)	162
Foreign exchange and other movements		(25)	18
ACL, end of year		$ 921	$ 1,015